RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Operations	$ 149	$ 123
Credit obligations	76	72
Development projects	63	34
Total	288	229
Less: non-current	(87)	(75)
Current	$ 201	$ 154